Supplement dated July 12, 2022 to the Statutory Prospectus dated May 1, 2022, for the Pacific Odyssey (on and after October 1, 2013) variable annuity contracts issued by Pacific Life Insurance Company

The purpose of this supplement is to inform you of three new optional living benefit riders that will be offered starting July 18, 2022, subject to availability. Only one of the new optional riders may be in effect at one time. This supplement must be preceded or accompanied by the Statutory Prospectus (the “Prospectus”) for your Contract, as supplemented. All information on your Prospectus dated May 1, 2022, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (833) 455-0901, or online at PacificLife.com/Prospectuses. Please retain it for future reference.

The IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT YOUR CONTRACT table is deleted and replaced with the following:

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals	There are no withdrawal charges.			Fee Tables
Transaction Charges	There are no transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees).
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

Charges Fees and Deductions

Appendix: Funds Available Under the Contract

Charges, Fees and Deductions – Living Benefit Rider Charges

Charges, Fees and Deductions – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.30%[1]	0.40%[1]
	2. Investment Options (Fund fees and expenses)	0.27%[2]	2.14%[2]
	3. Optional Benefits (for a single option, if elected)	0.20%[3]	3.50%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $643	Highest Annual Cost: $7,105
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive combination of base Contract and Fund fees and expenses • No optional benefits • No sales charges or advisory fees

Assumes:

•                   Investment of $100,000

•                   5% annual appreciation

•                   Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

•                   No sales charges or advisory fees

•                   No additional purchase payments, transfers, or withdrawals

FEES AND EXPENSES	LOCATION IN PROSPECTUS
• No additional purchase payments, transfers, or withdrawals

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.

2 As a percentage of Fund assets.

3 As a percentage of the Protected Base (for Investment Guard) or average daily Variable Account Value (for Stepped-Up Death Benefit).

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract
Risks Associated with Investment Options

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds).

Each Investment Option will have its own unique risks.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract Appendix: Funds Available Under the Contract
Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

RESTRICTIONS	LOCATION IN PROSPECTUS
Investments

Transfers between Variable Investment Options are limited to 25 each calendar year. Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. Additional Fund transfer restrictions apply.

Certain Funds may stop accepting additional investments into the Fund or a Fund may liquidate. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Transfers and Market-Timing Restrictions Appendix: Funds Available Under the Contract

RESTRICTIONS	LOCATION IN PROSPECTUS
Optional Benefits

Certain optional living benefits limit or restrict the Investment Options that you may select under the Contract. We may change these limits or restrictions in the future.

Withdrawals that exceed withdrawal limits specified by an optional living benefit may affect the availability of the benefit, by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may stop offering an optional living benefit or optional death benefit at any time, including for current Contract Owners who have not yet purchased the rider.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. You will not be able to increase protected amounts or your Contract Value through additional Purchase Payments.

Death Benefits Death Benefit Riders Living Benefit Riders Appendix: Funds Available Under the Contract

TAXES	LOCATION IN PROSPECTUS
Tax Implications

Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

It is important to know that IRAs and qualified plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or qualified plan. An annuity contract should only be used to fund an IRA or qualified plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½.

Federal Tax Issues

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

Some financial professionals may receive compensation for selling this Contract to you in the form of advisory fees, additional payments, non-cash compensation, and/or reimbursement of expenses. These financial professionals may have a financial incentive to offer or recommend this Contract over another investment.

Distribution Arrangements
Exchanges

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

Replacement of Life Insurance or Annuities

The Living Benefits paragraph in the OVERVIEW OF THE CONTRACT section is deleted and replaced with the following:

Living Benefits. You may purchase an optional guaranteed minimum withdrawal benefit and guaranteed minimum accumulation benefit riders, for an additional cost. The guaranteed minimum withdrawal benefit riders focus on providing an income stream for life through withdrawals during the accumulation phase beginning at the age for lifetime withdrawals specified by the rider, if certain conditions are met. The guaranteed minimum accumulation benefit riders focus on providing principal protection, if certain conditions are met. The riders that are currently available are:

•                  Future Income Generator (Single and Joint)

•                  Enhanced Income Select 2 (Single and Joint)

•                  CoreIncome Advantage Select (Single and Joint)

•                  Protected Investment Benefit – 5 and 10 Year Options

•                  Investment Guard – 5-Year (10% Buffer), 7-Year (10% or 15% Buffer), and 10-Year (10%, 15%, or 20% Buffer) Options

For more information, restrictions, and when you may purchase available riders, see the BENEFITS AVAILABLE UNDER THE CONTRACT, Optional Living Benefit Riders, and OPTIONAL RIDER NOT AVAILABLE FOR PURCHASE APPENDIX sections.

The FEE TABLES section is amended to include the following:

The fees and expenses below do not reflect an advisory fee paid to your financial professional, which are deducted from the Contract Value or other assets. If such charges are reflected, the fees and expenses would be higher.

The Annual Contract Expenses subsection is amended to include the following:

Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Protected Base)
Investment Guard (5-Year Option)	3.50%
Investment Guard (7-Year Option)	3.50%
Investment Guard (10-Year Option)	3.50%

The Examples subsection is deleted and replaced with the following:

Examples

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

The example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. The Example does not account for withdrawals from your Contract Value or other assets to pay advisory fees. If these were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

•         If you surrendered or annuitized your Contract at the end of the applicable time period, or left your money in your Contract:

1 Year	3 Years	5 Years	10 Years
$8,921	$27,022	$45,415	$92,248

The PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section is amended to include the following:

Advisory Fees

Authorized advisory fees to pay for advisory services from your financial professional are withdrawn from your Contract Value. Such withdrawals will reduce the death benefit under the Contract, may impact the benefits offered by an optional rider, and may be subject to federal and state income taxes and a 10% federal tax penalty.

The below is deleted in the BENEFITS AVAILABLE UNDER THE CONTRACT section and replaced with the following:

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Death Benefit Amount	Provides a death benefit equal to the greater of the Contract Value or total Purchase Payments adjusted for withdrawals.	No Charge

•      Poor investment performance could reduce the death benefit amount.

•      Withdrawals (including withdrawals to pay advisory fees) will reduce the death benefit amount and adjust the total amount of Purchase Payments on a pro rata basis. The reduction may be greater than the actual amount withdrawn.

•      This benefit terminates upon annuitization.

The following is amended to add the following to the BENEFITS AVAILABLE UNDER THE CONTRACT section:

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Investment Guard (5-Year Option) – 10% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 5-year term.	3.50% (as a percentage of the Protected Base)

•      Available only at Contract purchase and renewable at the end of the term, subject to availability.

•      Must follow investment allocation requirements which limit the number of allowable Investment Options.

•      May choose only one Buffer Percentage and cannot change during the Term of the rider.

•      Age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 5 years from the maximum annuitization age at time of purchase.

•      The rider’s effective date is at least 5 years before your selected Annuity Date.

•      Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

•      Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base.

•      Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

•      May not voluntarily terminate the rider.

•      Benefit and benefit charges terminate upon annuitization.

Investment Guard (7-Year Option) – 10% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected	3.50% (as a percentage of the Protected Base)	• Available only at Contract purchase and renewable at the end of the term, subject to availability.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
or 15% Buffer	Base at the end of a 7-year term.

•      Must follow investment allocation requirements which limit the number of allowable Investment Options.

•      Cannot change Buffer Percentage during the Term of the rider.

•      Age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 7 years from the maximum annuitization age at time of purchase.

•      The rider’s effective date must be at least 7 years before your selected Annuity Date.

•      Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

•      Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base.

•      Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

•      May not voluntarily terminate the rider.

•      Benefit and benefit charges terminate upon annuitization.

Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, and 20% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 10-year term.	3.50% (as a percentage of the Protected Base)

•      Available only at Contract purchase and renewable at the end of the term, subject to availability.

•      Must follow investment allocation requirements which limit the number of allowable Investment Options.

•      Cannot change Buffer Percentage during the Term of the rider.

•      Age of the Owner and Annuitant on the date of purchase is lesser of 85 years or 10 years from the maximum annuitization age at time of purchase.

•      The rider’s effective date must be at least 10 years before your selected Annuity Date.

•      Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

•      Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

•      Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

•      May not voluntarily terminate the rider.

•      Benefit and benefit charges terminate upon annuitization.

The Investing in Variable Investment Options – Your Variable Account Value Will Change subsection is amended to include the following:

Charges due to any optional living benefit riders, transfers, or withdrawals (including withdrawals to pay advisory fees) will reduce the number of Subaccount Units credited to your Contract but will not affect Subaccount Unit Value.

The CHARGES, FEES, AND DEDUCTIONS—Optional Rider Charges subsection is amended to include the following:

The following disclosure applies to Investment Guard (5-Year, 7-Year, and 10-Year Option) Riders.

If you purchase an optional rider listed in the table below, we will deduct an annual charge from your Variable Investment Options on a proportionate basis. Deductions against your Variable Investment Options are made by debiting some of the Subaccount Units previously credited to your Contract.

The charge is deducted every 3 months following the Rider Effective Date (“Quarterly Rider Anniversary”). The Rider charge will be deducted while the Rider remains in effect and when the Rider terminates. The charge is deducted in arrears each Quarterly Rider Anniversary. Once the Rider is issued, your annual charge will not change as long as you own the Rider.

As provided below, if your Rider terminates on a Quarterly Rider Anniversary, the entire charge for the prior quarter will be deducted on that anniversary. If the Rider terminates prior to a Quarterly Rider Anniversary for reasons other than when a death benefit becomes payable under the Contract, a prorated charge will be deducted on the earlier of the day the Contract terminates or on the Quarterly Rider Anniversary immediately following the day your Rider terminates. The charge will be determined as of the day your Rider terminates.

If your Rider terminates when the death benefit becomes payable under the Contract, any annual charge deducted between the date of death and the Notice Date will be prorated as applicable to the date of death and added to the Contract Value on the Notice Date.

If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the charge from the final payment made to you.

We will waive the charge for the quarter in which full annuitization of the Contract occurs and the annual charge will no longer be deducted.

Annual Charge Percentage Table

Optional Living Benefit Rider[1]	Current Annual Charge Percentage	Maximum Annual Charge Percentage Under the Rider	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:	The Charge is deducted on each:
Investment Guard (5-Year Option) – 10% Buffer	1.15%	3.50%	Protected Base[2]	Quarterly Rider Anniversary
Investment Guard (7-Year Option) – 10% Buffer	0.80%	3.50%	Protected Base[2]	Quarterly Rider Anniversary
Investment Guard (7-Year Option) – 15% Buffer	1.05%	3.50%	Protected Base[2]	Quarterly Rider Anniversary

Optional Living Benefit Rider[1]	Current Annual Charge Percentage	Maximum Annual Charge Percentage Under the Rider	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:	The Charge is deducted on each:
Investment Guard (10-Year Option) – 10% Buffer	0.60%	3.50%	Protected Base[2]	Quarterly Rider Anniversary
Investment Guard (10-Year Option) – 15% Buffer	0.70%	3.50%	Protected Base[2]	Quarterly Rider Anniversary
Investment Guard (10-Year Option) – 20% Buffer	0.90%	3.50%	Protected Base[2]	Quarterly Rider Anniversary

1 The table above reflects the current and maximum annual charge percentages for each applicable rider. Your actual current annual charge percentage could be higher or lower than what is stated above. To confirm which annual charge percentage applies to your rider, speak with your financial professional or call us at (800) 722-4448 to confirm the current rider charges that apply to you.

2 The Protected Base is the Contract Value at the start of a Term, plus any subsequent Purchase Payments received during the first year of a Term, less an adjustment for withdrawals (on a pro rata basis) made during the Term. The Contract Value on the Contract Date is equal to the initial Purchase Payment. See the Sample Calculations section in each Rider for numerical examples of how the Charge Base changes.

The OPTIONAL LIVING BENEFIT RIDERS section is amended as follows:

Guaranteed Minimum Accumulation Benefit

•                  Investment Guard (5-Year Option) – 10% Buffer

•                  Investment Guard (7-Year Option) – 10% Buffer or 15% Buffer

•                  Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, or 20% Buffer

The guaranteed minimum accumulation benefit riders focus on providing a level of protection against declines in Contract Value for a specified period of time, if certain conditions are met. If your Contract Value is less than the Protected Base at the end of the applicable term, we will make up the difference by making a one-time addition to your Contract Value. If an additional amount is added to your Contract Value, the amount will be equal to (a) the lesser of the difference between on the Contract Value on the last day of the applicable term and the Protected Base, or (b) the applicable Buffer Amount. If the Contract Value is greater than the Protected Base at the end of the applicable term, no additional amount will be added to the Contract Value. Given the limitations on subsequent purchase payments and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal. When you select an Investment Guard (5-Year Option, 7-Year Option, or 10-Year Option) rider, you must also select an available Buffer Percentage. Only one Buffer Percentage can be selected and cannot be changed during the term of the rider. Working with your financial professional, see the individual rider descriptions after this section for complete information about each optional rider and its features and benefits.

You can find complete information about each rider and its key features and benefits below.

You may purchase the Investment Guard Rider only at the time you submit your application. Your purchase of a living benefit rider must be received In Proper Form. You can find complete purchasing and eligibility information about each living benefit rider in the Purchasing Your Rider subsection of each rider.

The following new Riders are added:

Investment Guard (5-Year Option)

(This Rider is called the Guaranteed Minimum Accumulation Benefit in the Contract’s Rider.)

•                  10% Buffer Percentage

Purchasing the Rider

You must obtain our approval before making an initial or additional Purchase Payment that will bring your total Purchase Payments equal to $1,000,000 or greater.

You may purchase the optional Rider on the Contract Date provided that on the Rider Effective Date:

•                  the age of any Owner and Annuitant on the date of purchase is 85 years or younger,

•                  the Rider Effective Date is at least 5 years before your selected Annuity Date, and

•                  you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

The rider charge is a percentage of the Protected Base and is guaranteed not to change as long as you own the rider. The charge is assessed quarterly and deducted in arrears against your Variable Investment Options each Quarterly Rider Anniversary. See the FEE TABLE and CHARGES, FEES AND DEDUCTIONS—Optional Living Benefit Rider Charges for more information.

Rider Terms

Buffer Percentage – The maximum percentage of loss that the client is protected against. The available Buffer Percentage option for the 5-Year Option is 10%.

Buffer Amount – The Protected Base multiplied by the Buffer Percentage outlined in the Rider. The Buffer Amount is used to determine the additional amount at the end of a term.

Protected Base – The amount used to determine whether an additional amount is added to the Contract Value at the end of the Term.

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 5-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Protected Base. The additional amount will be equal to the lesser of:

(a)         difference between the Contract Value on the last day of the Term and the Protected Base, or

(b)         the Buffer Amount.

If the Contract Value is greater than the Protected Base at the end of the Term, no additional amount will be added to the Contract Value. Any additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments made after the first year of a Term will not be included in the Protected Base. Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal. Please discuss the advisability of making additional Purchase Payments after the first year of a Term with your financial professional.

The Protected Base is equal to (a) plus (b) minus (c) as indicated below:

(a)         is the Contract Value at the start of the Term,

(b)         is the amount of any subsequent Purchase Payment received during the first year of the Term, and

(c)          is a pro rata adjustment for withdrawals (including RMD withdrawals) made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, the Contract Value is equal to the initial Purchase Payment. Any subsequent Purchase Payments received after the first year of a Term are not included in the Protected Base but will increase the Contract Value.

If, on the last day of the Term, the Contract is annuitized, a death benefit becomes payable under the Contract, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Protected Base.

Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) during the Term will reduce the Contract Value and the Protected Base. Withdrawals when the Contract Value is less than the Protected Base will result in a reduction of the Protected Base that is greater than the amount of the withdrawal which will reduce or may eliminate the benefit provided by the rider.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect. If we limit additional Purchase Payments, you may not be able to continue to invest in your Contract or Rider as planned by you and your financial professional. If we exercise this right, we will provide 30 days advance notice to the Owner.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract during the Term. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

You cannot request a termination of the Rider. The Rider will automatically terminate at the end of the Term, or, if earlier on:

•                  the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

•                  the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes: to or from certain trusts, adding or removing the Owner’s spouse, or for Riders issued in California),

•                  when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•                  the date the Contract is terminated according to the provisions of the Contract,

•                  the day a requested loan is processed,

•                  the date a full surrender is made under the Contract, or

•                  the Annuity Date.

If the Rider automatically terminates at the end of the Term, you may repurchase an Investment Guard rider (5-Year, 7-Year, or 10-Year Option) if all Owners and Annuitants meet the requisite age and Annuity Date purchase eligibility requirements, subject to availability and at the then current Annual Charge Percentage.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments and withdrawals made from the Contract Prior to the end of a Term effect the values and benefits under this Rider. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns or losses nor are they a reflection of how your Contract will actually perform.

The values shown below are based on the following assumptions:

•                  Initial Purchase Payment = $100,000

•                  Rider Effective Date = Contract Date

•                  Buffer Percentage = 10%

•                  A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 3.

•                  A withdrawal of $10,000 is taken during Contract Year 4.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Base	Buffer Amount	Amount Added to the Contract Value
1	$100,000		$100,000	$100,000	$10,000
Activity	$20,000		$127,000	$120,000	$12,000
2			$127,000	$120,000	$12,000
3			$63,500	$120,000	$12,000
Activity	$10,000		$77,945	$120,000	$12,000
4			$77,945	$120,000	$12,000
Activity		$10,000	$73,401	$105,612	$10,561
5			$73,401	$105,612	$10,561

Values at End of 5th Year	$78,539	$105,612	$10,561
Value after Additional Amount Applied	$89,100	$0		$10,561

The Protected Base is equal to (a) + (b) – (c) as indicated below:

(a)    is the Contract Value at the start of the Term,

(b)    is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)     is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

The Buffer Amount is equal to (a) x (b) as indicated below:

(a)    the Protected Base

(b)    the Buffer Percentage

On the Rider Effective Date, the initial values are set as follows:

•                   Protected Base = Initial Purchase Payment = $100,000

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Protected Base will be increased by $20,000. In addition, the Buffer Amount will increase by $2,000 to $12,000 ($120,000 x 10% = $12,000).

During Contract Year 3, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Protected Base because it was not made during the first Contract Year (or first year of the 5-Year Term). In addition, this Purchase Payment will not increase the Buffer Amount because it was not made during the first Contract Year (or first year of the 5-Year Term). The Purchase Payment will increase the Contract Value.

During Contract Year 4, a withdrawal of $10,000 was made. This withdrawal will reduce the Protected Base on a pro rata basis and will result in a new Protected Base and Buffer Amount.

For the Protected Base, the pro rata adjustment is $14,388 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Protected Base prior to the withdrawal ($120,000 x 0.1199 = $14,388). The new Protected Base (a) + (b) – (c) = $105,612 ($120,000 + 0 – $14,388 = $105,612).

The Buffered Amount is reduced to $10,561 ($105,612 x 10%)

The Additional Amount that may be added will be the lesser of (a) the difference between the Contract Value in the last day of the Term and the Protected Base, or (b) the Buffer Amount. At the end of Contract Year 5 (end of the 5-Year Term) the Contract Value ($78,539) is less than the Protected Base ($105,612). The difference between the Protected Base and the Contract Value is $27,073 ($105,612 - $78,539). Since the difference is greater than the Buffer Amount ($10,561), the Additional Amount is equal to the Buffer Amount which is added to the Contract Value at the end of the 5th year. The Contract Value after the Additional Amount is applied is $89,100 ($78,539 + $10,561). The rider terminates after the Additional Amount is applied.

Investment Guard (7-Year Option)

(This Rider is called the Guaranteed Minimum Accumulation Benefit in the Contract’s Rider.)

•                  10% Buffer Percentage

•                  15% Buffer Percentage

Purchasing the Rider

You must obtain our approval before making an initial or additional Purchase Payment that will bring your total Purchase Payments equal to $1,000,000 or greater.

You may purchase the optional Rider on the Contract Date provided that on the Rider Effective Date:

•                  the age of any Owner and Annuitant on the date of purchase is 85 years or younger,

•                  the Rider Effective Date is at least 7 years before your selected Annuity Date, and

•                  you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT APPENDIX.

The rider charge is a percentage of the Protected Base and is guaranteed not to change as long as you own the rider. The charge is assessed quarterly and deducted in arrears against your Variable Investment Options each Quarterly Rider Anniversary. See the FEE TABLE and CHARGES, FEES AND DEDUCTIONS—Optional Living Benefit Rider Charges for more information.

Rider Terms

Buffer Percentage – The maximum percentage of loss that the client is protected against. The available Buffer Percentage options for the 7-Year Option are 10% and 15%. Only one Buffer Percentage may be chosen and cannot be changed during the Term of the rider.

Buffer Amount – The Protected Base multiplied by the Buffer Percentage outlined in the Rider. The Buffer Amount is used to determine the additional amount at the end of a term.

Protected Base – The amount used to determine whether an additional amount is added to the Contract Value at the end of the Term.

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 7-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Protected Base. The additional amount will be equal to the lesser of:

(a)         difference between the Contract Value on the last day of the Term and the Protected Base, or

(b)         the Buffer Amount.

If the Contract Value is greater than the Protected Base at the end of the Term, no additional amount will be added to the Contract Value. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments made after the first year of a Term will not be included in the Protected Base. Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal. Please discuss the advisability of making additional Purchase Payments after the first year of a Term with your financial professional.

The Protected Base is equal to (a) plus (b) minus (c) as indicated below:

(a)         is the Contract Value at the start of the Term,

(b)         is the amount of any subsequent Purchase Payment received during the first year of the Term, and

(c)          is a pro rata adjustment for withdrawals (including RMD withdrawals) made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, the Contract Value is equal to the initial Purchase Payment. Any subsequent Purchase Payments received after the first year of a Term are not included in the Protected Base but will increase the Contract Value.

If, on the last day of the Term, the Contract is annuitized, a death benefit becomes payable under the Contract, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Protected Amount.

Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) during the Term will reduce the Contract Value and the Protected Base. Withdrawals when the Contract Value is less than the Protected Base will result in a reduction of the Protected Base that is greater than the amount of the withdrawal which will reduce or may eliminate the benefit provided by the rider. If a higher the Buffer Percentage in effect, a withdrawal will result in a larger deduction in the Buffered Amount than with a lower Buffer Percentage.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect. If we limit additional Purchase Payments, you may not be able to continue to invest in your Contract or Rider as planned by you and your financial professional. If we exercise this right, we will provide 30 days advance notice to the Owner.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract during the Term. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

You cannot request a termination of the Rider. The Rider will automatically terminate at the end of the Term, or, if earlier on:

•                  the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

•                  the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes: to or from certain trusts, adding or removing the Owner’s spouse, or for Riders issued in California),

•                  when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•                  the date the Contract is terminated according to the provisions of the Contract,

•                  the day a requested loan is processed,

•                  the date a full surrender is made under the Contract, or

•                  the Annuity Date.

If the Rider automatically terminates at the end of the Term, you may repurchase an Investment Guard rider (5-Year, 7-Year, or 10-Year Option) if all Owners and Annuitants meet the requisite age and Annuity Date purchase eligibility requirements, subject to availability and at the then current Annual Charge Percentage.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments and withdrawals made from the Contract Prior to the end of a Term effect the values and benefits under this Rider. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns or losses nor are they a reflection of how your Contract will actually perform.

The values shown below are based on the following assumptions:

•                  Initial Purchase Payment = $100,000

•                  Rider Effective Date = Contract Date

•                  Buffer Percentage = 15%

•                  A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 3.

•                  A withdrawal of $10,000 is taken during Contract Year 4.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Base	Buffer Amount	Amount Added to the Contract Value
1	$100,000		$100,000	$100,000	$15,000
Activity	$20,000		$127,000	$120,000	$18,000
2			$127,000	$120,000	$18,000
3			$63,500	$120,000	$18,000
Activity	$10,000		$77,945	$120,000	$18,000
4			$77,945	$120,000	$18,000
Activity		$10,000	$73,401	$105,612	$15,842

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Base	Buffer Amount	Amount Added to the Contract Value
5			$73,401	$105,612	$15,842
6			$78,539	$105,612	$15,842
7			$73,041	$105,612	$15,842
Values at End of 7th Year			$67,929	$105,612	$15,842
Value after Additional Amount Applied			$83,771	$0		$15,842

The Protected Base is equal to (a) + (b) – (c) as indicated below:

(a)         is the Contract Value at the start of the Term,

(b)         is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)          is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

The Buffer Amount is equal to (a) x (b) as indicated below:

(a)         the Protected Base

(b)         the Buffer Percentage

On the Rider Effective Date, the initial values are set as follows:

•                  Protected Base = Initial Purchase Payment = $100,000

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Protected Base will be increased by $20,000. In addition, the Buffer Amount will increase by $3,000 to $18,000 ($120,000 x 15% = $18,000).

During Contract Year 3, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Protected Base because it was not made during the first Contract Year (or first year of the 7-Year Term). In addition, this Purchase Payment will not increase the Buffer Amount because it was not made during the first Contract Year (or first year of the 7-Year Term). The Purchase Payment will increase the Contract Value.

During Contract Year 4, a withdrawal of $10,000 was made. This withdrawal will reduce the Protected Base on a pro rata basis and will result in a new Protected Base and Buffer Amount.

For the Protected Base, the pro rata adjustment is $14,388 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Protected Base prior to the withdrawal ($120,000 x 0.1199 = $14,388). The new Protected Base (a) + (b) – (c) = $105,612 ($120,000 + 0 – $14,388 = $105,612).

The Buffered Amount is reduced to $15,842 ($105,612 x 15%)

The Additional Amount that may be added will be the lesser of (a) the difference between the Contract Value in the last day of the Term and the Protected Base, or (b) the Buffer Amount. At the end of Contract Year 7 (end of the 7-Year Term) the Contract Value ($67,929) is less than the Protected Base ($105,612). The difference between the Protected Base and the Contract Value is $37,683 ($105,612 - $67,929). Since the difference is greater than the Buffer Amount ($15,842), the Additional Amount is equal to the Buffer Amount which is added to the Contract Value at the end of the 7th year. The Contract Value after the Additional Amount is applied is $83,771 ($67,929 + $15,842). The rider terminates after the Additional Amount is applied.

If you select a lower Buffer Percentage, the Buffer Amount that may be added will be lower than what is shown in the above Example since the Protected Base will be multiplied by a lower percentage.

Generally, if an additional amount is added to the Contract Value, a higher Buffer Amount (such as may result if a higher Buffer Percentage is in effect) will increase the likelihood that the additional amount will be the difference between the Contract Value and the Protected Base, since the additional amount added (if any) is based on the lesser of (a) the Buffer Amount or (b) the difference between the Contract Value and the Protected Base at the end of the term. If an additional amount is added to the Contract Value and the Buffer Amount is low (such as may result if a lower Buffer Percentage is in effect), there will be a higher likelihood that the additional amount added (if any) will be the Buffer Amount.

Investment Guard (10-Year Option)

(This Rider is called the Guaranteed Minimum Accumulation Benefit in the Contract’s Rider.)

•                  10% Buffer Percentage

•                  15% Buffer Percentage

•                  20% Buffer Percentage

Purchasing the Rider

You must obtain our approval before making an initial or additional Purchase Payment that will bring your total Purchase Payments equal to $1,000,000 or greater.

You may purchase the optional Rider on the Contract Date provided that on the Rider Effective Date:

•                  the age of any Owner and Annuitant on the date of purchase is 85 years or younger,

•                  the Rider Effective Date is at least 10 years before your selected Annuity Date, and

•                  you allocate your entire Contract Value according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT.

The rider charge is a percentage of the Protected Base and is guaranteed not to change as long as you own the rider. The charge is assessed quarterly and deducted in arrears against your Variable Investment Options each Quarterly Rider Anniversary. See the FEE TABLE and CHARGES, FEES AND DEDUCTIONS—Optional Living Benefit Rider Charges for more information

Rider Terms

Buffer Percentage – The maximum percentage of loss that the client is protected against. The available Buffer Percentage options for the 10-Year Option are 10%, 15%, and 20%. Only one Buffer Percentage may be chosen and cannot be changed during the Term of the rider.

Buffer Amount – The Protected Base multiplied by the Buffer Percentage outlined in the Rider. The Buffer Amount is used to determine the additional amount at the end of a term.

Protected Base – The amount used to determine whether an additional amount is added to the Contract Value at the end of the Term.

How the Rider Works

The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Protected Base. The additional amount will be equal to the lesser of:

(a)         difference between the Contract Value on the last day of the Term and the Protected Base, or

(b)         the Buffer Amount.

If the Contract Value is greater than the Protected Base at the end of the Term, no additional amount will be added to the Contract Value. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to your most recent allocation instructions. Additional Purchase Payments made after the first year of a Term will not be included in the Protected Base. Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider. Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal. Please discuss the advisability of making additional Purchase Payments after the first year of a Term with your financial professional.

The Protected Base is equal to (a) plus (b) minus (c) where:

(a)         is the Contract Value at the start of the Term,

(b)         is the amount of any subsequent Purchase Payment received during the first year of the Term, and

(c)          is a pro rata adjustment for withdrawals (including RMD withdrawals) made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, the Contract Value is equal to the initial Purchase Payment. Any subsequent Purchase Payments received after the first year of a Term are not included in the Protected Base but will increase the Contract Value.

If, on the last day of the Term, the Contract is annuitized, a death benefit becomes payable under the Contract, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Protected Base.

Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) during the Term will reduce the Contract Value and the Protected Base. Withdrawals when the Contract Value is less than the Protected Base will result in a reduction of the Protected Base that is greater than the amount of the withdrawal which will reduce or may eliminate the benefit provided by the rider. If a higher the Buffer Percentage in effect, a withdrawal will result in a larger deduction in the Buffered Amount than with a lower Buffer Percentage.

Subsequent Purchase Payments

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments. If we decide to no longer accept Purchase Payments, we will not accept subsequent Purchase Payments for your Contract or any other optional living benefit riders that you may own while this Rider remains in effect. If we limit additional Purchase Payments, you may not be able to continue to invest in your Contract or Rider as planned by you and your financial professional. If we exercise this right, we will provide 30 days advance notice to the Owner.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates when a death benefit becomes payable under the Contract during the Term. If the surviving spouse continues the Contract, then the provisions of the Rider will continue until the end of the Term.

Termination

You cannot request a termination of the Rider. The Rider will automatically terminate at the end of the Term, or, earlier on:

•                  the day any portion of the Contract Value is no longer allocated according to the investment allocation requirements in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT and no corrective action was taken, after written notice was provided, to comply with the requirements to continue the Rider,

•                  the day we are notified of an ownership change of a Non-Qualified Contract (excluding ownership changes: to or from certain trusts, adding or removing the Owner’s spouse, or for Riders issued in California),

•                  when a death benefit becomes payable under the Contract (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•                  the date the Contract is terminated according to the provisions of the Contract,

•                  the day a requested loan is processed,

•                  the date a full surrender is made under the Contract, or

•                  the Annuity Date.

If the Rider automatically terminates at the end of the Term, you may repurchase an Investment Guard rider (5-Year, 7-Year, or 10-Year Option) if all Owners and Annuitants meet the requisite age and Annuity Date purchase eligibility requirements, subject to availability and at the then current Annual Charge Percentage.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments and withdrawals made from the Contract Prior to the end of a Term effect the values and benefits under this Rider. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns or losses nor are they a reflection of how your Contract will actually perform.

The values shown below are based on the following assumptions:

•                  Initial Purchase Payment = $100,000

•                  Rider Effective Date = Contract Date

•                  Buffer Percentage = 20%

•                  A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 3.

•                  A withdrawal of $10,000 is taken during Contract Year 4.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value	Protected Base	Buffer Amount	Amount Added to the Contract Value
1	$100,000		$100,000	$100,000	$20,000
Activity	$20,000		$127,000	$120,000	$24,000
2			$127,000	$120,000	$24,000
3			$63,500	$120,000	$24,000
Activity	$10,000		$77,945	$120,000	$24,000
4			$77,945	$120,000	$24,000
Activity		$10,000	$73,401	$105,612	$21,122
5			$73,401	$105,612	$21,122
6			$78,539	$105,612	$21,122
7			$73,041	$105,612	$21,122
8			$67,929	$105,612	$21,122
9			$63,174	$105,612	$21,122
10			$58,751	$105,612	$21,122
Values at End of 10th Year			$54,639	$105,612	$21,122
Value after Additional Amount Applied			$75,761	$0		$21,122

The Protected Base is equal to (a) + (b) – (c) as indicated below:

(a)         is the Contract Value at the start of the Term,

(b)         is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)          is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Protected Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

The Buffer Amount is equal to (a) x (b) as indicated below:

(a)         the Protected Base

(b)         the Buffer Percentage

On the Rider Effective Date, the initial values are set as follows:

•                  Protected Base = Initial Purchase Payment = $100,000

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Protected Base will be increased by $20,000. In addition, the Buffer Amount will increase by $4,000 to $24,000 ($120,000 x 20% = $24,000)..

During Contract Year 3, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Protected Base because it was not made during the first Contract Year (or first year of the 10-Year Term). In addition, this Purchase Payment will not increase the Buffer Amount because it was not made during the first Contract Year (or first year of the 10-Year Term). The Purchase Payment will increase the Contract Value.

During Contract Year 4, a withdrawal of $10,000 was made. This withdrawal will reduce the Protected Base on a pro rata basis and will result in a new Protected Base and Buffer Amount.

For the Protected Base, the pro rata adjustment is $14,388 and was determined by calculating the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000 / ($73,401 + $10,000) = 0.1199) multiplied by the Protected Base prior to the withdrawal ($120,000 x 0.1199 = $14,388). The new Protected Base (a) + (b) – (c) = $105,612 ($120,000 + 0 – $14,388 = $105,612).

The Buffer amount is reduced to $21,122 ($105,612 x 20%)

The Additional Amount that may be added will be the lesser of (a) the difference between the Contract Value in the last day of the Term and the Protected Base, or (b) the Buffer Amount. At the end of Contract Year 10 (end of the 10-Year Term) the Contract Value ($54,639) is less than the Protected Base ($105,612). The difference between the Protected Base and the Contract Value is $50,973 ($105,612 - $54,639). Since the difference is greater than the Buffer Amount ($21,122), the Additional Amount is equal to the Buffer Amount which is added to the Contract Value at the end of the 10th year. The Contract Value after the Additional Amount is applied is $75,761 ($54,639 + $21,122). The rider terminates after the Additional Amount is applied.

If you select a lower Buffer Percentage, the Buffer Amount that may be added will be lower than what is shown in the above Example since the Protected Base will be multiplied by a lower percentage.

If an additional amount is added to the Contract Value, a higher Buffer Amount (such as may result if a higher Buffer Percentage is in effect) will increase the likelihood that the additional amount will be the difference between the Contract Value and the Protected Base, since the additional amount added (if any) is based on the lesser of (a) the Buffer Amount or (b) the difference between the Contract Value and the Protected Base at the end of the term. If an additional amount is added to the Contract Value and the Buffer Amount is low (such as may result if a lower Buffer Percentage is in effect), there will be a higher likelihood that the additional amount added (if any) will be the Buffer Amount.

The following is added to the LIVING BENEFIT INVESTMENT ALLOCATION REQUIREMENTS section of the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT:

Investment Allocation Requirements

At initial purchase and during the entire time that you own an optional living benefit rider, you must allocate your entire Contract Value to the Investment Options we make available for these riders. You may allocate your Contract Value 100% among the allowable Investment Options.

If you purchase the Investment Guard (5-Year Option, 7-Year Option, or 10-Year Option), all Investment Options are currently allowable under the rider except the below Investment Options. You may NOT invest in any of the following Investment Options:

American Funds IS High-Income Trust Fund	Invesco V.I. S&P 500 Buffer Fund – June Series
BlackRock Health Sciences Fund	Lord Abbett Bond Debenture Portfolio
Delaware Ivy VIP Energy	MFS Small-Cap Growth Series
Invesco V.I. Global Real Estate Fund	MFS Technology Series
Invesco V.I. NASDAQ 100 Buffer Fund - September Series Invesco V.I. NASDAQ 100 Buffer Fund – December Series	MFS Utilities Series Pacific Select Fund Emerging Markets Debt Portfolio
Invesco V.I. NASDAQ 100 Buffer Fund – March Series	Pacific Select Fund High Yield Bond Portfolio
Invesco V.I. NASDAQ 100 Buffer Fund – June Series	Pacific Select Fund Real Estate Portfolio
Invesco V.I. S&P 500 Buffer Fund – September Series	PIMCO VIT Commodity RealReturn Portfolio
Invesco V.I. S&P 500 Buffer Fund – December Series	VanEck VIP Global Resources Fund
Invesco V.I. S&P 500 Buffer Fund – March Series

Form No. OD13SUP0722